SCHEDULE OF DEFERRED SHARE AWARDS (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Equity [Abstract]
Awarded and unvested as of January 1, 2025 | shares
Weighted Average Fair Value, beginning balance | $ / shares
Granted | shares	111,000
Weighted Average Fair Value, Granted | $ / shares	$ 5.19
Vested | shares
Weighted Average Fair Value, Vested | $ / shares
Forfeited/cancelled | shares
Weighted Average Fair Value,Forfeited/cancelled | $ / shares
Awarded and unvested as of December 31, 2025 | shares	111,000
Weighted Average Fair Value, beginning balance | $ / shares	$ 5.19